RELATED PARTY TRANSACTIONS - Vallon - Q1	9 Months Ended
Sep. 30, 2023
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In January 2020, Vallon entered into a license agreement with MEDICE Arzneimittel Pütter GmbH & Co. K (Medice), a Vallon stockholder, which grants Medice an exclusive license, with the right to grant sublicenses, to develop, use, manufacture, market and sell ADAIR throughout Europe. Medice is responsible for obtaining regulatory approval of ADAIR in the licensed territory. Under the license agreement, Medice paid Vallon a $100 upfront payment and is required to pay milestone payments upon first obtaining regulatory approval to market and sell ADAIR in any country, territory or region in the licensed territory and upon achieving certain annual net sales thresholds. Medice will also pay tiered royalties on annual net sales of ADAIR at rates in the low double-digits. The initial term of the license agreement will expire five years after the date on which Medice first obtains regulatory approval in any country, territory or region in the licensed territory.